Employee Compensation and Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Abstract]
Wages, salaries and bonuses	$ 184,225	$ 166,595
Share-based compensation	3,077	3,826
Total employee compensation and benefit expenses	187,302	170,421
Less: Expensed within General and Administrative expenses	(14,023)	(18,243)
Less: Expensed within Exploration expenses	(4,170)	(3,922)
Employee compensation and benefits expenses included in production costs (Note 21)	$ 169,109	$ 148,256